CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of comprehensive income [Abstrct]
Net income/(loss)		$ 8,576	$ (5,496)	$ 1,851
Actuarial gains (losses) on defined benefit pension plans		147	(106)	427
Income tax effect on income and expenses recognised in OCI	[1]	(35)	19	(98)
Items that will not be reclassified to the Consolidated statement of income		111	(87)	330
Foreign currency translation effect		(1,052)	1,064	(51)
Share of OCI from equity accounted investments		0	0	44
Items that may subsequently be reclassified to the Consolidated statement of income		(1,052)	1,064	(7)
Other comprehensive income/(loss)		(940)	977	323
Total comprehensive income/(loss)		7,636	(4,519)	2,174
Attributable to the equity holders of the company		7,622	(4,533)	2,166
Attributable to non-controlling interests		$ 14	$ 14	$ 8

[1]	1) Other Comprehensive Income (OCI).